Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 77	$ 75
Costs incurred	13	11
Charged to income statement	(8)	(9)
Exchange and other adjustments	(2)
Contract costs ending balance	80	77
Contract costs disclosed as:
Current	5	5
Non-current	75	72
Total contract costs	$ 80	$ 77